Commitments and Contingencies (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 24, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Lease term	5 years
Monthly lease rent	$ 10,341	$ 11,638		$ 4,046
Rent expense			$ 100,973	$ 48,377